UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Austin Investment Management Inc
Address:     520 Madison Avenue, 28th Floor
             New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rheema Pike
Title:       Chief Compliance Officer
Phone:       212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                     New York, NY                    July 27, 2006
[Signature]                        [City, State]                   [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

             Form 13F File Number      Name
             28-

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  116

Form 13F Information Table Value Total:  $157,990
                                         (thousands)


List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                             Form 13F File Number                        Name
                                28-
[Repeat as necessary.]


Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----

Berkshire Hathaway
    Cl A                   CL A             084990175     4,124         4500    SH          SOLE                               X
3m Co Com                  COM              88579Y101     1,118        13850    SH          SOLE                               X
AT&T, Inc.                 COM              00206R102       397        14245    SH          SOLE                               X
Alcoa Inc.                 COM              013817101       385        11900    SH          SOLE                               X
American Express Co        COM              025816109     2,698        50700    SH          SOLE                               X
Ameriprise
    Financial Inc.         COM              03076C106       360         8080    SH          SOLE                               X
Applied Materials Inc.     COM              038222105        47         2900    SH          SOLE                               X
Applied Materials Inc.     COM              038222105       244        15000    SH          SHARED-DEFINED  X
Aqua America Inc.          COM              03836w103     1,049        45796    SH          SOLE            X
Aviall Inc New Com         COM              05366B102       427         9000    SH          SOLE                               X
Avx Corp New Com           COM              002444107     1,500        95000    SH          SOLE            X
Avx Corp New Com           COM              002444107       244        15000    SH          SHARED-DEFINED  X
Baker Hughes Inc.          COM              057224107     8,311       101550    SH          SOLE            X
Bank Of America Corp.      COM              060505104     1,111        23116    SH          SOLE                               X
Bank Of New York
    Co Inc - W/Rts         COM              064057102       178         5536    SH          SOLE                               X
Bea Systems Inc.           COM              073325102       157        12000    SH          SHARED-DEFINED  X
Bea Systems Inc.           COM              073325102        25         1900    SH          SOLE                               X
Bellsouth Corp             COM              079860102       316         8752    SH          SOLE                               X
Bp Amoco Plc-Spons Adr     SPONSORED ADR    055622104       481         6916    SH          SOLE                               X
Bristol Myers
    Squibb Co              COM              110122108       434        16800    SH          SOLE            X
Bristol Myers
    Squibb Co              COM              110122108       646        25000    SH          SHARED-DEFINED  X
Burlington
    Northern Inc.          COM              12189T104     4,808        60675    SH          SOLE            X
California Wtr
    Svc Grp Com            COM              130788102       146         4100    SH          SOLE                               X
Cameron International
    Corp.                  COM              13342B105       210         4400    SH          SOLE                               X
Chevron Corp Com           COM              166764100     5,321        85748    SH          SOLE                               X
Chicago Bridge & Iron
    N Y Registry Sh        NY REGISTERY     167250109     5,465       226325    SH          SOLE            X
Chicago Bridge & Iron
    N Y Registry Sh        NY REGISTERY     167250109       169         7000    SH          SHARED-DEFINED  X
Cincinnati Financial
    Corp                   COM              172062101       129         2756    SH          SOLE                               X
Cisco Systems              COM              17275R102     3,900       199732    SH          SOLE            X
Citigroup Inc.             COM              172967101       559        11595    SH          SOLE                               X
Coherent Inc.              COM              192479103       168         5000    SH          SHARED-DEFINED  X
Colgate Palmolive Co       COM              194162103       346         5780    SH          SOLE            X
Commscope Inc              COM              203372107       534        17000    SH          SHARED-DEFINED  X
Conocophillips Com         COM              20825C104     1,459        22279    SH          SOLE                               X
Consolidated Edison Inc.   COM              209115104     1,512        34025    SH          SOLE            X
Corning Inc.               COM              219350105       386        15975    SH          SOLE            X
Costco Wholesale Corp.     COM              22160K105       445         7800    SH          SOLE                               X
Covanta Holding Corp.      COM              22282E102       173         9847    SH          SOLE                               X
Diageo Plc-ADR             SPON ADR NEW     25243q205       675        10000    SH          SOLE                               X
Du Pont E.I.
    De Nemours & Co.       COM              263534109       453        10900    SH          SOLE                               X
Duke Power Co              COM              26441C105     1,177        40078    SH          SOLE            X
East Group
    Properties Inc         COM              277276101       401         8600    SH          SOLE                               X
Eli Lilly & Co             COM              532457108     1,453        26294    SH          SOLE                               X
Encana Corp.               COM              292505104     9,435       179254    SH          SOLE            X
Encana Corp.               COM              292505104     1,316        25000    SH          SHARED-DEFINED  X
Essex Ppty Tr Inc Com      COM              297178105       379         3400    SH          SOLE                               X
Exelon Corp.               COM              30161N101       257         4524    SH          SOLE                               X
Exxon Mobil Corp.          COM              30231G102     2,941        47948    SH          SOLE            X
Fording Canadian Coal      TR UNIT          345425102       317        10000    SH          SHARED-DEFINED  X
Fpl Group Inc.             COM              302571104       215         5200    SH          SOLE                               X
General Electric Co        COM              369604103       282         8562    SH          SOLE                               X
Golar Lng Ltd              SHS              g9456a100       399        30000    SH          SHARED-DEFINED  X
Grant Prideco Inc.         COM              38821G101     2,745        61350    SH          SOLE            X
Home Depot                 COM              437076102     1,165        32575    SH          SOLE            X
Honeywell Inc              COM              438516106     5,434       134850    SH          SOLE            X
Infineon Technologies
    - Adr                  SPONSORED ADR    45662N103       333        29900    SH          SOLE                               X
Ingersoll-Rand Co.         CL A             G4776G101     3,514        82150    SH          SOLE                               X
Internet Commerce Cl A     COM              46059F109       656       183842    SH          SOLE                               X
Jakks Pac Inc              COM              47012E106       206        10300    SH          SOLE                               X
Johnson & Johnson          COM              478160104     1,541        25730    SH          SOLE            X
Kos Pharmaceuticals, Inc.  COM              500648100    13,718       364649    SH          SOLE            X
Kos Pharmaceuticals, Inc.  COM              500648100       752        20000    SH          SHARED-DEFINED  X
Maui Ld & pineapple Inc    COM              577345101       287         7600    SH          SOLE                               X
Mcgrath Rentcorp Com       COM              580589109       139         5000    SH          SOLE                               X
Mellon Financial Corp.     COM              58551A108       179         5224    SH          SOLE            X
Merck & Co Inc.            COM              589331107       145         4000    SH          SOLE                               X
Merrill Lynch & Co. Inc    COM              590188108       361         5200    SH          SOLE            X
Microsoft Corp.            COM              594918104       527        22658    SH          SOLE            X
Millea Holdings Inc Adr    ADR              60032R106       186         2000    SH          SOLE                               X
Monster Worldwide Inc.     COM              611742107       234         5500    SH          SOLE                               X
Nabors Industries Inc.     SHS              G6359F103       141         4200    SH          SOLE            X
News Corporation CL A      CL A             65248E104       671        35000    SH          SHARED-DEFINED  X
Noble Corporation Shs      SHS              G65422100     5,120        68800    SH          SOLE            X
Novell Inc.                COM              670006105       527        79600    SH          SOLE                               X
Oneok Partners LP          UNIT LTD PARTN   68268N103     2,741        55550    SH          SOLE                               X
Oracle Systems Corp        COM              68389X105     1,462       100900    SH          SOLE                               X
Peabody Energy Corp.       COM              704549104       105         1900    SH          SOLE                               X
Pepsico, Inc.              COM              713448108       705        11750    SH          SOLE                               X
Pfizer Inc                 COM              717081103     1,090        46456    SH          SOLE            X
Pinnacle West
    Capital Corp.          COM              723484101       107         2700    SH          SOLE                               X
Procter & Gamble Co.       COM              742718109       849        15277    SH          SOLE            X
Reading International
    Class A                CL A             755408101       403        50700    SH          SOLE                               X
Rio Tinto Plc
    Sponsored Adr          SPONSORED ADR    767204100       314         1500    SH          SHARED-DEFINED  X
Rockwell Collins Inc Com   COM              774341101       514        9200     SH          SOLE            X
Rohm & Haas Co.            COM              775371107       872        17400    SH          SOLE                               X
Schering Plough Corp
    - W/Rts                COM              806605101     2,049       107700    SH          SOLE            X
Schering Plough Corp
    - W/Rts                COM              806605101       666        35000    SH          SHARED-DEFINED  X
Schlumberger Ltd           COM              806857108     2,028        31150    SH          SOLE                               X
St. Joe Company            COM              790148100     1,863        40050    SH          SOLE            X
St. Joe Company            COM              790148100       186         4000    SH          SHARED-DEFINED  X
St. Paul Travelers
    Companies Inc.         COM              792860108       122         2743    SH          SOLE                               X
Suncor Energy Inc.         COM              867229106       526         6500    SH          SHARED-DEFINED  X
Sycamore Networks, Inc.    COM              871206108       304        75000    SH          SHARED-DEFINED  X
Tejon Ranch Co.            COM              879080109     2,004        48700    SH          SOLE                               X
Tejon Ranch Co.            COM              879080109       411        10000    SH          SHARED-DEFINED  X
Tellabs Inc                COM              879664100     1,708       128330    SH          SOLE            X
Tellabs Inc                COM              879664100       532        40000    SH          SHARED-DEFINED  X
Texas Instruments          COM              882508104       242         8000    SH          SOLE                               X
Texas Utilities            COM              873168108     6,068       101500    SH          SOLE            X
Textron Inc.               COM              883203101     1,405        15250    SH          SOLE                               X
Time Warner Inc.           COM              887317105       813        47000    SH          SHARED-DEFINED  X
Tripath Imaging, Inc.      COM              896942109       169        25673    SH          SOLE                               X
United Technologies Corp.  COM              913017109       570         9000    SH          SOLE                               X
United Utlities Plc        SPONSORED ADR    91311Q105     1,650        69600    SH          SOLE                               X
Veritas DGC Inc.           COM              92343p107       128         2500    SH          SOLE                               X
Veritas DGC Inc.           COM              92343p107     5,150        10000    SH          SHARED-DEFINED  X
Verizon Communications     COM              92343V104       210         6296    SH          SOLE                               X
Vornado Rlty
    Tr Sh Ben Int          SH BEN INT       929042109     2,068        21200    SH          SOLE                               X
Walgreen Co                COM              931422109     2,681        59800    SH          SOLE            X
Washington Real Estate
    Investment Trust       SH BEN INT       939653101     1,475        40200    SH          SOLE                               X
Waters Corp.               COM              941848103       119         2700    SH          SOLE                               X
Watts Water Technologies
    Inc-CL A               CL A             942749102     3,036        90500    SH          SOLE            X
Watts Water Technologies
    Inc-CL A               CL A             942749102       335        10000    SH          SHARED-DEFINED  X
White Mountains
    Insurance Group Ltd    COM              G9618E107       487         1000    SH          SOLE                               X
Wrigley Wm Jr Co           COM              982526105     1,050        23150    SH          SOLE                               X
Wyeth Com                  COM              983024100       510        11500    SH          SOLE            X
                                            Total       157,990
